EQUITY INCENTIVE PLANS (Tables)	6 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]

The following table lists the balances available under the Plans at June 30, 2012.

	Amended and Restated 2004 Equity Incentive Plan	Amended 2007 Stock Option Plan
Number of shares authorized	1,560,000	3,200,000
Number of option granted since inception	2,568,400	1,547,578
Number of options exercised	73,166	49,000
Number of options cancelled/expired	1,360,000	323,070
Number of shares available for grant and available for future grant	352,100	1,975,492

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The Company recorded non-cash compensation expenses of €933 and €958 for the six-month period ended June 30, 2011 and 2012, respectively:

	Three months ended June 30, 2011	Three months ended June 30, 2012	Six months ended June 30, 2011	Six months ended June 30, 2012
Cost of goods sold	11	11	20	22
Research and development	65	31	116	57
General and administrative	361	406	773	700
Sales and Marketing	18	97	24	179
Total employee stock-based compensation expense	455	545	933	958

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The valuation of options granted was based on the following weighted average assumptions:

	Three months ended June 30, 2011	Three months ended June 30, 2012	Six months ended June 30, 2011	Six months ended June 30, 2012
Risk free interest rate	3.96%	1.97%	3.85%	2.10%
Expected dividend yield	-	-	-	-
Expected stock price volatility	97.77	95.09	94.08	93.55
Expected term	4.39 years	5.38 years	5.04 years	5.71 years